Offerings - Offering: 1	Aug. 29, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001
Maximum Aggregate Offering Price	$ 19,406,250
Amount of Registration Fee	$ 2,971.10
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the Ordinary Shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). Includes the offering price attributable to additional Ordinary Shares that the underwriters have the option to purchase to cover over-allotments, if exercised. In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.